ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS PAYABLE [Abstract]
Accounts Payable
	As of December 31,
	2013	2014

Game license fees payable	$26,280,480	$13,246,572
Fees payable to content and channel providers	6,589,293	5,075,274
Royalty fees payable	5,448,409	11,622,820
Fees payable to mobile operators	635,500	968,382
Others	560,697	686,269
	$39,514,379	$31,599,317